                             W&R Target Funds, Inc.
                    (formerly, Target/United Funds, Inc.)

                                  PROSPECTUS

                              6300 Lamar Avenue
                               P. O. Box 29217
                      Shawnee Mission, Kansas 66201-9217

                                 913-236-2000
                                 888-WADDELL

                                 May 1, 2000
                         as amended October 16, 2000

W&R Target Funds, Inc. (the "Fund") is a management investment company, commonly known as a mutual fund, that has eleven separate Portfolios, each with separate goals and investment policies.

 *  Asset Strategy Portfolio seeks high total return over the long term.

 *  Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

 *  Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

 *  Core Equity Portfolio (formerly, Income Portfolio) seeks capital growth and income.

 *  Growth Portfolio seeks capital growth, with a secondary goal of current income.

 *  High Income Portfolio seeks, as a primary goal, high current income with a secondary goal of capital growth.

 *  International Portfolio seeks, as a primary goal, long-term appreciation of capital, with a secondary goal of current income.

 *  Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital.

 *  Money Market Portfolio seeks maximum current income consistent with stability of principal.

 *  Science and Technology Portfolio seeks long-term capital growth.

 *  Small Cap Portfolio seeks growth of capital.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts ("Policies") offered by Participating Insurance
Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

                        AN OVERVIEW OF THE PORTFOLIOS

ASSET STRATEGY PORTFOLIO

Goal

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategies

Asset Strategy Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

 *  The stock class includes equity securities of all types, although Waddell &
    Reed Investment Management Company (the "Manager"), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Manager believes are currently selling below their true worth. Growth stocks are those whose earnings the Manager believes are likely to grow faster than the economy.
    The Portfolio may invest in the securities of any size company.

 *  The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount of junk bonds, up to 35% of the Portfolio's total assets, which are bonds rated BB and below by Standard & Poor's ("S&P") and Ba and below by Moody's
    Investors Service, Inc. ("MIS") or unrated bonds deemed by the Manager to be of comparable quality.

 *  The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

 *  Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

Mix                                     Range

Stocks -- 70%                           0-100%

Bonds -- 25%                            0-100%

Short-term -- 5%                        0-100%

Principal Risks of Investing in the Portfolio

Because the Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  the skill of the Manager in allocating the Portfolio's assets among different types of investments;

 *  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy;

 *  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline;

 *  prepayment of higher-yielding bonds held by the Portfolio;

 *  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds; and

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline.

Market risk for small or medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Portfolio in junk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this
Portfolio may be appropriate for you.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the
Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicators listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1996       6.05%
1997      14.01%
1998       9.95%
1999      22.96%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -3.71% (the first quarter of 1997).

Average Annual Total Returns

                                                          Life of
as of December 31, 1999 (%)                      1 Year  Portfolio*

Shares of Asset Strategy Portfolio               22.96%    11.52%

S&P 500 Index                                    21.09%    27.53%

Salomon Brothers Broad Investment Grade Index    -0.83%     6.86%

Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit               5.32%     5.62%

The indexes shown are broad-based, securities market indexes that are unmanaged.

*Since May 1, 1995, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes
(including income) are not available, performance is calculated from April 30,
1995.

BALANCED PORTFOLIO

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in the Manager's opinion, market and economic conditions permit.
Secondarily, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions. In its equity investments, the
Portfolio invests primarily in medium to large, well-established companies, which are usually dividend-producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

The Manager may look at a number of factors in selecting securities for the
Portfolio. For equity investments, the Manager may emphasize a blend of value and growth potential. For value securities, the Manager looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, the Manager seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, the Manager seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, the Manager uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, the Manager will consider whether the debt security continues to maintain its minimal credit risk. The Manager may also sell a security if the security ceases to produce income or otherwise to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

Because Balanced Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  the Manager's skill in allocating the Portfolio's assets among different types of investments;

 *  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities to decline;

 *  the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds; and

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline.

Also, the Portfolio can invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicators listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1995      24.19%
1996      11.19%
1997      18.49%
1998       8.67%
1999      10.14%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -6.14% (the third quarter of 1998).

Average Annual Total Returns

                                                                     Life of
as of December 31, 1999 (%)                      1 Year    5 Years  Portfolio*

Shares of Balanced Portfolio                     10.14%    14.39%     12.52%

S&P 500 Index                                    21.09%    28.59%     25.69%

Salomon Brothers Treasury/
Government Sponsored/Corporate Index             -2.03%     7.64%      6.79%

The indexes shown are broad-based, securities market indexes that are unmanaged.

*Since May 3, 1994, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes
(including income) are not available, index performance is calculated from April
30, 1994.

BOND PORTFOLIO

Goal

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Principal Strategies

Bond Portfolio seeks to achieve its goal by investing primarily in domestic debt securities usually of investment grade (rated BBB and higher by S&P and Baa and higher by MIS). The Fund maintains no limitations regarding the maturity, duration or dollar weighted average of its holdings. The Portfolio can invest in securities of companies of any size.

In selecting the debt securities for the Portfolio, the Manager considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. As well, the Manager may look at many factors. These include the issuer's past, present and estimated future:

 *  financial strength;

 *  cash flow;

 *  management;

 *  borrowing requirements; and

 *  responsiveness to changes in interest rates and business conditions.

As well, the Manager considers the maturity of the obligation and the size or nature of the bond issue.

In general, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. The Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because Bond Portfolio primarily owns different types of debt securities, a variety of factors can affect its investment performance, such as:

 *  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline;

 *  prepayment of higher-yielding bonds held by the Portfolio;

 *  the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds;

 *  changes in the maturities of bonds owned by the Portfolio;

 *  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the Manager's skill in evaluating and managing the interest rate and credit risks of the Portfolio.

Market risk for small or medium sized companies may be greater than for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

The Portfolio may also invest in junk bonds (rated below BBB by S&P or below Baa by MIS), which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio can invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

Bond Portfolio is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the
Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Bond Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicator listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1990       7.03%
1991      16.19%
1992       7.67%
1993      12.37%
1994      -5.90%
1995      20.56%
1996       3.43%
1997       9.77%
1998       7.35%
1999      -1.44%

In the period shown in the chart, the highest quarterly return was 8.34% (the second quarter of 1993) and the lowest quarterly return was -3.64% (the first quarter of 1994).

Average Annual Total Returns
as of December 31, 1999 (%)                      1 Year    5 Years   10 Years

Shares of Bond Portfolio                         -1.44%     7.69%      7.45%

Salomon Brothers Broad Investment Grade Index    -0.83%     7.74%      7.75%

The index shown is a broad-based, securities market index that is unmanaged.

CORE EQUITY PORTFOLIO (formerly, Income Portfolio)

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or that the Manager expects to resist market decline. Although the
Portfolio typically invests in large companies, it may invest in securities of any size company.

The Manager attempts to select securities with income and growth possibilities by looking at many factors including a company's:

 *  dividend payment history;

 *  profitability record;

 *  history of improving sales and profits;

 *  management;

 *  leadership position in its industry; and

 *  stock price value.

Generally, in determining whether to sell a security, the Manager will use the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of continued dividend payment and/or significant growth potential. The Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because Core Equity Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline;

 *  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds; and

 *  the Manager's skill in evaluating and selecting securities for the
    Portfolio.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Also, investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek dividend income with potential for capital growth. You should consider whether the Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicator listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1992    13.78%
1993    17.30%
1994    -1.14%
1995    31.56%
1996    19.75%
1997    26.16%
1998    21.14%
1999    12.52%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -6.98% (the third quarter of 1998).

Average Annual Total Returns

                                                                     Life of
as of December 31, 1999 (%)                      1 Year    5 Years  Portfolio*

Shares of Core Equity Portfolio                  12.52%    22.06%     17.26%

S&P 500 Index                                    21.09%    28.59%     19.89%

The index shown is a broad-based, securities market index that is unmanaged.

*Since July 16, 1991, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index
(including income) are not available, index performance is calculated from July
31, 1991.

GROWTH PORTFOLIO

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least
$1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments in the faster growing sectors of the economy, such as the technology, healthcare and consumer-oriented sectors.

Principal Risks of Investing in the Portfolio

Because Growth Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline;

 *  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds;

 *  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries;

 *  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities to decline; and

 *  the Manager's skill in evaluating and selecting securities for the
    Portfolio.

Also, the Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stock of smaller companies, as well as stock of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors seeking long-term capital appreciation from investment in fast-growing sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicator listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1990    -5.34%
1991    36.10%
1992    20.84%
1993    14.02%
1994     2.39%
1995    38.57%
1996    12.40%
1997    21.45%
1998    27.31%
1999    34.35%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -12.63% (the third quarter of 1990).

Average Annual Total Returns
as of December 31, 1999 (%)   1 Year    5 Years   10 Years

Shares of Growth Portfolio    34.35%    26.47%    19.38%

S&P 500 Index                 21.09%    28.59%    18.23%

The index shown is a broad-based, securities market index that is unmanaged.

HIGH INCOME PORTFOLIO

Goals

High Income Portfolio seeks, as its primary goal, a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal.

Principal Strategies

The Portfolio seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of the Manager, consistent with the Portfolio's goals. The Portfolio invests primarily in lower quality bonds, commonly called
"junk bonds," which are bonds rated BB and below by S&P and Ba and below by MIS.
The Portfolio may invest an unlimited amount of its total assets in junk bonds.
As well, the Portfolio may invest in bonds of any maturity. The Portfolio may also invest up to 20% of its total assets in common stock in order to seek capital growth. The Portfolio will emphasize a blend of value and growth in its selection of common stock.

The Manager may look at a number of factors in selecting securities for the
Portfolio. It typically selects securities of companies in which the value of the company is not reflected in the security. As well, the Manager will consider an issuer's past, current and estimated future:

 *  financial strength;

 *  cash flow;

 *  management;

 *  borrowing requirements; and

 *  responsiveness to changes in interest rates and business conditions.

Generally, in determining whether to sell a debt security, the Manager will use the same type of analysis that it uses in buying debt securities. For example, the Manager may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. The Manager may sell a security if the competitive conditions of a particular industry have increased and the Manager believes the Portfolio should, therefore, reduce its exposure to such industry. The Manager may also sell a security if, in its opinion, the price of the security has risen to fully reflect the issuer's improved creditworthiness and other investments with greater potential exist. The Manager may choose to sell an equity security if the issuer's growth potential has diminished. As well, the Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because the Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds;

 *  the susceptibility of junk bonds to the risk of nonpayment or default, to price volatility, and to less liquidity than higher-rated bonds;

 *  an increase in interest rates, which may cause the value of a bond held by the Portfolio to decline;

 *  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries;

 *  changes in the maturities of bonds owned by the Portfolio;

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the skill of the Manager in evaluating and managing the interest rate and credit risks of the Portfolio.

The Portfolio can invest in companies of any size. Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or may have inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth where consistent with the goal of income, through a diversified portfolio. The Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the High Income Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicators listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1990    -7.44%
1991    34.19%
1992    15.70%
1993    17.90%
1994    -2.55%
1995    18.19%
1996    12.46%
1997    14.04%
1998     1.95%
1999     4.22%

In the period shown in the chart, the highest quarterly return was 12.98% (the first quarter of 1991) and the lowest quarterly return was -6.38% (the third quarter of 1998).

Average Annual Total Returns
as of December 31, 1999 (%)                      1 Year    5 Years   10 Years

Shares of High Income Portfolio                   4.22%    10.00%     10.29%

Salomon Brothers High Yield Composite Index       1.24%    10.39%     11.35%

Salomon Brothers High Yield Market Index          1.73%     9.71%     10.94%

The indexes shown are broad-based, securities market indexes that are unmanaged.
The Salomon Brothers High Yield Market Index will replace the Salomon Brothers
High Yield Composite Index. The Manager believes that the Salomon Brothers High
Yield Market Index provides a more accurate basis for comparing the Portfolio's performance to the performance of the types of fixed income securities in which the Portfolio invests. Both indexes are presented for comparison purposes.

INTERNATIONAL PORTFOLIO

Goals

International Portfolio seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Portfolio seeks current income.

Principal Strategies

International Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that the Manager believes have the potential for long-term growth represented by economic expansion within a country or region or represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks which are securities of companies whose earnings the Manager believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries. The
Portfolio may invest in companies of any size.

The Manager may look at a number of factors in selecting securities for the
Portfolio. These include the issuer's:

 *  growth potential;

 *  earnings potential;

 *  management;

 *  industry position; and

 *  applicable economic and market conditions.

Generally, in determining whether to sell a security, the Manager will use the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant growth potential. As well, the Manager may sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because International Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds;

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline;

 *  the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds; and

 *  the Manager's skill in evaluating and selecting securities for the
    Portfolio.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies and governments. You should consider whether the Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the International Portfolio by showing changes in the
Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicator listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1995     7.28%
1996    15.11%
1997    16.70%
1998    33.89%
1999    65.58%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.58% (the third quarter of 1998).

Average Annual Total Returns                                         Life of
as of December 31, 1999 (%)                      1 Year    5 Years  Portfolio*

Shares of International Portfolio                65.58%    26.15%     22.81%

Morgan Stanley E.A.F.E. Index                    26.96%    12.83%     11.22%

The index shown is a broad-based, securities market index that is unmanaged.

*Since May 3, 1994, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index
(including income) are not available, index performance is calculated from April
30, 1994.

LIMITED-TERM BOND PORTFOLIO

Goal

Limited-Term Bond Portfolio seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Limited-Term Bond Portfolio seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average portfolio maturity of not less than two years and not more than five years. The Portfolio may invest in companies of any size.

The Manager may look at a number of factors in selecting securities for the
Portfolio. These include:

 *  the security's current coupon;

 *  the maturity of the security;

 *  the relative value of the security;

 *  the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury); and

 *  the structure of the security, such as whether it has a put or a call feature.

Generally, in determining whether to sell a security, the Manager may use the same type of analysis that it uses in buying securities. The Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because Limited-Term Bond Portfolio primarily owns different types of debt securities, a variety of factors can affect its investment performance, such as:

 *  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities to decline;

 *  the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds;

 *  prepayment of higher-yielding bonds and mortgage-backed securities held by the Portfolio;

 *  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the Manager's skill in evaluating and managing the interest rate and credit risks of the Portfolio.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the
Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Limited-Term Bond Portfolio by showing changes in the
Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicator listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1995      14.29%
1996       3.79%
1997       6.85%
1998       6.66%
1999       1.74%

In the period shown in the chart, the highest quarterly return was 5.36% (the second quarter of 1995) and the lowest quarterly return was -0.45% (the first quarter of 1997).

Average Annual Total Returns

                                                                     Life of
as of December 31, 1999 (%)                      1 Year    5 Years  Portfolio*

Shares of Limited-Term Bond Portfolio             1.74%     6.58%      5.84%

Salomon Brothers Treasury/Government Sponsored/
Corporate 1-5 Year Index                          2.15%     6.84%      6.20%

The index shown is a broad-based, securities market index that is unmanaged.

*Since May 3, 1994, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index
(including income) are not available, index performance is calculated from April
30, 1994.

MONEY MARKET PORTFOLIO

Goal

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Principal Strategies

Money Market Portfolio seeks to achieve its goal by investing in U.S. dollar-
denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or Prime-1 or
Prime-2 by MIS, or if unrated, will be of comparable quality as determined by the Manager. The Portfolio seeks, as well, to maintain a net asset value ("NAV")
of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Portfolio

Because Money Market Portfolio owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

 *  an increase in interest rates, which can cause the value of the Portfolio's holdings to decline;

 *  the credit quality and other conditions of the issuers whose securities the
    Portfolio holds;

 *  adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the Manager's skill in evaluating and managing the interest rate and credit risks of the Portfolio.

An investment in the Portfolio is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the
Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Who May Want to Invest

The Portfolio is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the periods shown.

 *  The bar chart presents the average annual total returns and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1990      7.82%
1991      5.49%
1992      3.29%
1993      2.63%
1994      3.72%
1995      5.56%
1996      5.01%
1997      5.13%
1998      5.04%
1999      4.62%

Average Annual Total Returns
as of December 31, 1999 (%)                      1 Year    5 Years   10 Years

Shares of Money Market Portfolio                  4.62%     5.06%      4.83%

As of December 31, 1999 the 7-day yield was equal to 6.03%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

SCIENCE AND TECHNOLOGY PORTFOLIO

Goal

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its goal by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies. Science and technology securities are securities of companies whose products, processes or services, in the Manager's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may invest in companies of any size. The Portfolio emphasizes growth potential in selecting stocks; that is, the Manager seeks companies in which earnings are likely to grow faster than the economy.

The Manager may look at a number of factors in selecting securities for the
Portfolio. These include the issuer's:

 *  growth potential;

 *  earnings potential;

 *  management;

 *  industry position; and

 *  applicable economic and market conditions.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities in order to determine whether the security continues to offer growth potential. The Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because Science and Technology Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries;

 *  rapid obsolescence of products or processes of companies in which the
    Portfolio invests;

 *  governmental regulation in the science and technology industry;

 *  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds;

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the Manager's skill in evaluating and selecting securities for the
    Portfolio.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

Science and Technology Portfolio is designed for investors who seek long-term capital growth by investing in an actively managed portfolio concentrating in science and technology securities. This Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the
Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicators listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1998       46.05%
1999      174.66%*

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -14.25% (the third quarter of 1998).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Portfolio will continue to be able to invest in IPOs to the same extent as it increases in size or that future IPOs in which the Portfolio invests will have an equally beneficial impact on performance.

Average Annual Total Returns                                         Life of
as of December 31, 1999 (%)                                1 Year   Portfolio*

Shares of Science and Technology Portfolio                 174.66%    75.31%

Goldman Sachs Technology Industry Composite Index           88.86%    66.35%

S&P 400 Industrials Index                                   26.05%    32.20%

The indexes shown are broad-based, securities market indexes that are unmanaged.
The Goldman Sachs Technology Industry Composite Index will replace the S&P 400
Industrials Index. The Manager believes that the Goldman Sachs Technology
Industry Composite Index provides a more accurate basis for comparing the

Portfolio's performance to the performance of the types of securities in which the Portfolio typically invests. Both indexes are presented for comparison purposes.

*Since April 4, 1997, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance is calculated from March 31, 1997.

SMALL CAP PORTFOLIO

Goal

Small Cap Portfolio seeks growth of capital.

Principal Strategies

Small Cap Portfolio seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category ("small cap stocks"). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

In selecting securities, the Manager seeks companies whose earnings, it believes, are likely to grow faster than the economy. The Manager may look at a number of factors relating to a company, such as:

 *  aggressive or creative management;

 *  technological or specialized expertise;

 *  new or unique products or services; and

 *  entry into new or emerging industries.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. The Manager may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Because Small Cap Portfolio owns different types of investments, a variety of factors can affect its investment performance, such as:

 *  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds;

 *  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries;

 *  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline; and

 *  the Manger's skill in evaluating and selecting securities for the
    Portfolio.

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Also, the Portfolio may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

 *  products offered may fail to sell as anticipated;

 *  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry;

 *  the company may never achieve profitability; and

 *  economic, market and technological factors may cause the new industry to lose favor with the public.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment.

Who May Want to Invest

The Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Portfolio fits your investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

 *  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

 *  The performance table shows average annual total returns and compares them to the market indicators listed.

 *  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1995     32.32%
1996      8.50%
1997     31.53%
1998     10.87%
1999     52.23%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -13.88% (the third quarter of 1996).

Average Annual Total Returns                                         Life of
as of December 31, 1999 (%)                      1 Year    5 Years  Portfolio*

Shares of Small Cap Portfolio                    52.23%    26.09%     26.88%

Russell 2000 Growth Index                        43.08%    18.95%     16.81%

Nasdaq Industrials Index                         71.67%    24.33%     20.87%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Russell 2000 Growth Index will replace the Nasdaq Industrials
Index. The Manager believes that the Russell 2000 Growth Index provides a more accurate basis for comparing the Portfolio's performance to the performance of the types of securities in which the Portfolio typically invests. Both indexes are presented for comparison purposes.

*Since May 3, 1994, the date on which the Portfolio commenced operations.
Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

                 THE INVESTMENT PRINCIPLES OF THE PORTFOLIOS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Asset Strategy Portfolio

The goal of Asset Strategy Portfolio is to seek high total return over the long term. The Portfolio seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee that the Portfolio will achieve its goal.

Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the
Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate based on changes in interest rates and in the credit quality of the issuer.

The Manager regularly reviews the Portfolio's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's goal. Although the Manager uses its expertise and resources in choosing investments and in allocating assets, the Manager's decisions may not always be beneficial to the Portfolio.

The Portfolio's mix shows the benchmark for its combination of investments in each class over time. The Manager may change the mix within the specified ranges from time to time depending on the Manager's assessment of the market for each asset class in general. The range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Portfolio, are listed below.
Some types of investments, such as indexed securities, can fall into more than one asset class.

Mix                                Range

Stock class - 70%                 0-100%

Bond class - 25%                  0-100%

Short-term class - 5%             0-100%

The Manager tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, the Manager makes asset shifts among classes gradually over time. The Manager considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

As a defensive measure, the Portfolio may increase its holdings in the bond or short-term classes when the Manager believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value.
The Manager may also, as a temporary defensive measure, invest up to all of the
Portfolio's assets in:

 *  money market instruments rated A-1 by S&P, or Prime 1 by MIS, or unrated securities judged by the Manager to be of equivalent quality; or

 *  precious metals.

Although the Manager may seek to preserve appreciation in the Portfolio by taking a defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Balanced Portfolio

The primary goal of Balanced Portfolio is current income to the extent that, in the Manager's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve these goals by investing primarily in a diversified mix of stocks, fixed-income securities and cash, depending on market conditions. There is no guarantee that the Portfolio will achieve its goals.

The Manager usually purchases securities because of the dividends and interest paid on them and may also purchase securities because they may increase in value. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income senior securities.

When the Manager believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Bond Portfolio

The goal of Bond Portfolio is a reasonable return with emphasis on preservation of capital. The Portfolio seeks to achieve this goal by investing primarily in a diversified portfolio of debt securities of any quality, including non-
investment grade securities, convertible securities and debt securities with warrants attached. The Portfolio may use various techniques (e.g., investing in put bonds) to manage the duration of its holdings. As a result, as interest rates rise the duration, or price sensitivity to rising interest rates, of the
Portfolio's holdings will typically decline. There is no guarantee that the
Portfolio will achieve its goal.

The Portfolio limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The
Portfolio may invest in debt securities with varying maturities.

When the Manager believes that a defensive position is desirable, due to present or anticipated market or economic conditions, the Manager may take a number of actions. The Portfolio may:

 *  sell longer-term bonds and buy shorter-term bonds or money market instruments with the sales proceeds;

 *  buy bonds with put options or exercise put options on bonds held; and

 *  buy money market instruments.

By taking a defensive position, the Portfolio may not achieve its investment objective.

Core Equity Portfolio (formerly, Income Portfolio)

Core Equity Portfolio's goals are to provide capital growth and income. The

Portfolio seeks to achieve its goals by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies with dominant market positions in their industries and with a record of paying regular dividends on common stock or with the potential for capital appreciation. There is no guarantee that the Portfolio will achieve its goals.

When the Manager believes that a temporary defensive position is desirable, the
Manager may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

 *  hold cash, commercial paper, certificates of deposit or other short-term investments;

 *  invest in debt securities (including short-term U.S. Government securities); or

 *  invest in convertible preferred stock.

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Growth Portfolio

The primary goal of Growth Portfolio is capital growth. As a secondary goal, the
Portfolio seeks current income. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks, or securities convertible into common stocks, of U.S. and foreign companies. Generally, the
Portfolio may invest in a wide range of marketable securities that, in the
Manager's opinion, offer the potential for growth. There is no guarantee that the Portfolio will achieve its goals.

When the Manager believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position,the Portfolio may not achieve its investment objective.

High Income Portfolio

The primary goal of the Portfolio is to earn a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of the Manager, consistent with the
Portfolio's goals. There is no guarantee that the Portfolio will achieve its goals.

There are three main types of securities that the Portfolio owns: debt securities, preferred stock and common stock. The Portfolio may also own convertible securities. In general, the high income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by the Manager to be of comparable quality; these are securities rated BBB or lower by S&P, or Baa or lower by MIS and comparable unrated securities. Lower-quality debt securities
(which include "junk bonds") are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. As well, the Portfolio may own bonds with varying maturities.

The Portfolio normally invests at least 65% of its total assets in order to seek a high level of current income. The Portfolio limits its acquisition of common stock so that no more than 20% of its total assets will consist of common stock and no more than 10% of its total assets will consist of non-dividend paying common stock.

When the Manager believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, it may take any one or more of the following steps with respect to the assets in the
Portfolio:

 *  shorten the average maturity of the Portfolio's debt holdings;

 *  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes; and/or

 *  emphasize high-grade debt securities.

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

International Portfolio

The primary goal of the International Portfolio is long-term capital appreciation, with current income as a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks, preferred stocks and debt securities (mostly of investment grade) of foreign issuers. There is no guarantee that the Portfolio will achieve its goals.

Under normal conditions, the Portfolio invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When the Manager believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. As well, the Manager may attempt to protect the value of the
Portfolio's holdings by hedging the currencies in which the securities are denominated. By taking a defensive position, the Portfolio may not achieve its investment objectives.

Limited-Term Bond Portfolio

The goal of Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities
(securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), collateralized mortgage obligations and other asset-backed securities. The Portfolio will invest at least 65% of its total assets in bonds.
There is no guarantee that the Portfolio will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security, based on certain prescribed models or formulas used by the Manager.
The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate. The Portfolio may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stock in certain circumstances.

When the Manager believes that a temporary defensive position is desirable, the
Portfolio may take certain steps with respect to any or all of its assets, including any one or more of the following:

 *  shorten the average maturity of its investments;

 *  hold short-term investments, cash or cash equivalents;

 *  emphasize debt securities of a higher quality than those it would ordinarily hold; or

 *  invest in convertible preferred stock.

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Money Market Portfolio

The goal of Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Portfolio will achieve its goal.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

 *  U.S. government obligations (including obligations of U.S. government agencies and instrumentalities);

 *  bank obligations and instruments secured by bank obligations, such as letters of credit;

 *  commercial paper;

 *  corporate debt obligations, including variable amount master demand notes;

 *  Canadian government obligations; and

 *  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest.

The Portfolio only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including branches of these banks)
or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation. The Portfolio only invests in securities with a remaining maturity of not more than 397 calendar days.

Science and Technology Portfolio

The goal of Science and Technology Portfolio is long-term capital growth. The
Portfolio seeks to achieve this goal by investing primarily in science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the Manager's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. There is no guarantee that the Portfolio will achieve its goal.

The Portfolio invests in such areas as:

 *  aerospace and defense electronics;

 *  cable and broadband access;

 *  communications and electronic equipment;

 *  computer systems;

 *  computer software and services;

 *  electronics;

 *  electronic media;

 *  business machines;

 *  office equipment and supplies;

 *  biotechnology;

 *  medical and hospital supplies and services;

 *  medical devices and drugs; and

 *  internet and internet-related services.

The Portfolio primarily owns common stock; however, it may also invest, to a lesser extent, in preferred stock, debt securities and convertible securities.
The Portfolio may invest a limited amount of its assets in foreign securities.

Under normal economic and market conditions, the Portfolio will not invest more than 20% of its total assets in securities other than those of science or technology companies. At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Small Cap Portfolio

The goal of Small Cap Portfolio is growth of capital. The Portfolio seeks to achieve its goal by investing primarily in a diversified portfolio of small cap common stocks. There is no guarantee that the Portfolio will achieve its goal.

 *  The Portfolio may occasionally invest in securities of larger companies that, in the Manager's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth. In addition to common stocks, the Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities (mostly of investment grade).

When the Manager believes that a temporary defensive position is desirable, the
Portfolio may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

ADDITIONAL INVESTMENT CONSIDERATIONS

The goal(s) and investment policies of each Portfolio may be changed by the
Directors of the Corporation without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio
(other than Money Market Portfolio) may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information
("SAI") about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

 *  Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.

 *  Financial risk is based on the financial situation of the issuer of the security. To the extent a Portfolio invests in debt securities, the
    Portfolio's financial risk depends on the credit quality of the securities in which it invests. For an equity investment, a Portfolio's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

 *  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Portfolios' authorized investments and strategies (such as foreign securities, "junk bonds" and derivative instruments) involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds
(bonds rated BB and below by S&P and Ba and below by MIS) pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because the Portfolios own different types of investments, their performance will be affected by a variety of factors. In general, the value of each
Portfolio's investments and the income it may generate will vary from day to day, generally due to changes in market conditions, interest rates and other company and economic news. Performance will also depend on the Manager's skill in selecting investments.

Asset Strategy Portfolio, International Portfolio and Small Cap Portfolio may
each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

                            W&R TARGET FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Portfolio's financial statements for the fiscal year ended December 31,
1999, is included in the SAI, which is available upon request.

ASSET STRATEGY PORTFOLIO

(for a share outstanding throughout each period)

                                                                       For the
                               For the fiscal year ended December 31,  Period
                               ---------------------------------------  ended
                                1999      1998      1997      1996    12/31/95*

Per-Share Data

Net asset value,
 beginning of period  .......   $5.3868   $5.1969   $5.1343   $5.0137   $5.0000
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.1138    0.1391    0.1915    0.1814    0.0717

 Net realized and unrealized
    gain on investments .....    1.1232    0.3779    0.5277    0.1206    0.0193
                                -------   -------   -------   -------   -------

Total from investment
 operations  ................    1.2370    0.5170    0.7192    0.3020    0.0910
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment
    income...................   (0.1136)  (0.1391)  (0.1919)  (0.1814) (0.0713)

 From capital gains .........   (0.2477)  (0.1880)  (0.4647)  (0.0000) (0.0060)
                                -------   -------   -------   -------   -------

Total distributions...........   (0.3613)  (0.3271)  (0.6566)  (0.1814) (0.0773)
                                 -------   -------   -------   -------   -------

Net asset value, end of period   $6.2625   $5.3868   $5.1969   $5.1343   $5.0137
                                 =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return..................   22.96%     9.95%    14.01%     6.05%     1.80%

Net assets, end of period
 (in millions)  .............     $22       $14       $10        $8       $4

Ratio of expenses to average
 net assets .................    0.73%     1.07%     0.93%     0.93%     0.91%

Ratio of net investment income
 to average net assets  .....    2.18%     2.97%     3.55%     3.92%     4.42%

Portfolio turnover rate ......  179.63%   189.02%   222.50%    49.92%   149.17%

*The Asset Strategy Portfolio's inception date is February 14, 1995;
however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.

BALANCED PORTFOLIO

(for a share outstanding throughout each period)

                                   For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $7.1081   $6.7686   $6.1967   $5.9000   $4.9359
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.1760    0.1865    0.1805    0.1594    0.1333

 Net realized and unrealized
    gain on investments .....    0.5446    0.4003    0.9650    0.5003    1.0611
                                -------   -------   -------   -------   -------

Total from investment operations  0.7206    0.5868    1.1455    0.6597    1.1944
                                 -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.1759)  (0.1865)  (0.1805)  (0.1594) (0.1333)

 From capital gains .........   (0.3408)  (0.0608)  (0.3931)  (0.2036) (0.0970)
                                -------   -------   -------   -------   -------

Total distributions...........  (0.5167)  (0.2473)  (0.5736)  (0.3630) (0.2303)
                                -------   -------   -------   -------   -------

Net asset value, end of period  $7.3120   $7.1081   $6.7686   $6.1967   $5.9000
                                =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return..................   10.14%     8.67%    18.49%    11.19%    24.19%

Net assets, end of period
 (in millions)  .............    $117       $92       $68       $42      $24

Ratio of expenses to average
 net assets .................    0.95%     0.74%     0.67%     0.70%     0.72%

Ratio of net investment income
 to average net assets  .....    2.56%     2.92%     3.06%     3.18%     3.22%

Portfolio turnover rate ......   62.90%    54.62%    55.66%    44.23%    62.87%

BOND PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $5.4451   $5.3686   $5.2004   $5.3592   $4.7393
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.3173    0.3180    0.3400    0.3407    0.3556

 Net realized and unrealized
    gain (loss) on investments  (0.3954)   0.0765    0.1682   (0.1588)   0.6202
                                -------   -------   -------   -------   -------

Total from investment operations(0.0781)   0.3945    0.5082    0.1819    0.9758
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.3173)  (0.3180)  (0.3400)  (0.3407) (0.3559)

 From capital gains  ........   (0.0000)  (0.0000)  (0.0000)  (0.0000) (0.0000)
                                -------   -------   -------   -------   -------

Total distributions ..........  (0.3173)  (0.3180)  (0.3400)  (0.3407) (0.3559)
                                -------   -------   -------   -------   -------

Net asset value, end of period  $5.0497   $5.4451   $5.3686   $5.2004   $5.3592
                                =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return .................   -1.44%     7.35%     9.77%     3.43%    20.56%

Net assets, end of period
 (in millions)  .............    $111      $114       $99       $92      $89

Ratio of expenses to average
 net assets .................    0.81%     0.67%     0.58%     0.59%     0.60%

Ratio of net investment income
 to average net assets  .....    5.73%     5.99%     6.35%     6.39%     6.73%

Portfolio turnover rate ......   47.27%    32.75%    36.81%    64.02%    71.17%

CORE EQUITY PORTFOLIO (formerly, Income Portfolio)

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......  $12.3351  $11.9615  $10.1373   $8.6756   $6.7689
                               --------  --------  --------   -------   -------

Income from investment operations:

 Net investment income  .....    0.1571    0.1752    0.0916    0.0856    0.0839

 Net realized and unrealized gain
 on investments  ............    1.3879    2.3532    2.5598    1.6280    2.0525
                                -------   -------   -------   -------   -------

Total from investment operations 1.5450    2.5284    2.6514    1.7136    2.1364
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.1570)  (0.1752)  (0.0915)  (0.0856)  (0.0839)

 From capital gains  ........   (0.7622)  (1.9796)  (0.7357)  (0.1663)  (0.1457)

 In excess of capital gains .   (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0001)
                                -------   -------   -------   -------   -------

Total distributions ..........  (0.9192)  (2.1548)  (0.8272)  (0.2519)  (0.2297)
                                -------   -------   -------   -------   -------

Net asset value, end of period $12.9609  $12.3351  $11.9615  $10.1373   $8.6756
                               ========  ========  ========  ========   =======

Ratios/Supplemental Data

Total return..................   12.52%    21.14%    26.16%    19.75%    31.56%

Net assets, end of period
 (in millions)  .............    $941      $811      $637      $462     $331

Ratio of expenses to average
 net assets .................    0.96%     0.80%     0.72%     0.73%     0.77%

Ratio of net investment income
 to average net assets  .....    1.23%     1.35%     0.80%     0.97%     1.13%

Portfolio turnover rate ......   70.20%    62.84%    36.61%    22.95%    15.00%

GROWTH PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $9.2989   $7.5679   $6.7967   $6.8260   $5.8986
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.0056    0.0456    0.0574    0.0990    0.0903

 Net realized and unrealized gain
 on investments  ............    3.1886    2.0215    1.4003    0.7478    2.1842
                                -------   -------   -------   -------   -------

Total from investment operations 3.1942    2.0671    1.4577    0.8468    2.2745
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income .   (0.0056)  (0.0456)  (0.0570)  (0.0990)  (0.0903)

 From capital gains  ........   (1.6124)  (0.2905)  (0.6295)  (0.7771)  (1.2568)
                                -------   -------   -------   -------   -------

Total distributions ..........  (1.6180)  (0.3361)  (0.6865)  (0.8761)  (1.3471)
                                -------   -------   -------   -------   -------

Net asset value, end of period  $10.8751   $9.2989   $7.5679   $6.7967   $6.8260
                                ========   =======   =======   =======   =======

Ratios/Supplemental Data

Total return .................   34.35%    27.31%    21.45%    12.40%    38.57%

Net assets, end of period
 (in millions)  .............  $1,163      $825      $639      $513     $419

Ratio of expenses to average
 net assets  ................    0.96%     0.80%     0.72%     0.73%     0.75%

Ratio of net investment income
 to average net assets  .....    0.06%     0.55%     0.75%     1.44%     1.35%

Portfolio turnover rate ......   65.82%    75.58%   162.41%   243.00%   245.80%

HIGH INCOME PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $4.4143   $4.7402   $4.5750   $4.4448   $4.1118
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.4313    0.4185    0.4098    0.4216    0.4165

 Net realized and unrealized
    gain (loss) on investments  (0.2452)  (0.3259)   0.2324    0.1302    0.3330
                                -------   -------   -------   -------   -------

Total from investment operations 0.1861    0.0926    0.6422    0.5518    0.7495
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.4313)  (0.4185)  (0.4098)  (0.4216)  (0.4165)

 From capital gains  ........   (0.0000)  (0.0000)  (0.0672)  (0.0000)  (0.0000)
                                -------   -------   -------   -------   -------

Total distributions ..........  (0.4313)  (0.4185)  (0.4770)  (0.4216)  (0.4165)
                                -------   -------   -------   -------   -------

Net asset value, end of period  $4.1691   $4.4143   $4.7402   $4.5750   $4.4448
                                =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return .................    4.22%     1.95%    14.04%    12.46%    18.19%

Net assets, end of period
 (in millions)  .............    $121      $126      $120       $97      $87

Ratio of expenses to average
 net assets  ................    0.92%     0.77%     0.70%     0.71%     0.72%

Ratio of net investment income
 to average net assets  .....    9.17%     8.76%     8.79%     9.10%     9.25%

Portfolio turnover rate ......   87.84%    63.64%    65.28%    58.91%    41.78%

INTERNATIONAL PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period ........   $7.8176   $6.3842   $5.9990   $5.2790   $4.9926
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.0032    0.0353    0.0485    0.0644    0.0846

 Net realized and unrealized
    gain on investments......    5.1235    2.1283    0.9534    0.7329    0.2790
                                -------   -------   -------   -------   -------

Total from investment operations 5.1267    2.1636    1.0019    0.7973    0.3636
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.0000)  (0.0353)  (0.0463)  (0.0644) (0.0772)

 From capital gains .........   (1.0089)  (0.6949)  (0.5704)  (0.0129) (0.0000)
                                -------   -------   -------   -------   -------

Total distributions...........  (1.0089)  (0.7302)  (0.6167)  (0.0773) (0.0772)
                                -------   -------   -------   -------   -------

Net asset value, end of period $11.9354   $7.8176   $6.3842   $5.9990   $5.2790
                               ========   =======   =======   =======   =======

Ratios/Supplemental Data

Total return..................   65.58%    33.89%    16.70%    15.11%     7.28%

Net assets, end of period
 (in millions)  .............    $300      $169      $115       $80      $50

Ratio of expenses to average
 net assets .................    1.21%     1.02%     0.98%     1.00%     1.02%

Ratio of net investment income
 to average net assets  .....    0.04%     0.47%     0.79%     1.42%     1.99%

Portfolio turnover rate ......  118.71%    88.84%   117.37%    75.01%    34.93%

LIMITED-TERM BOND PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $5.2292   $5.1882   $5.1639   $5.2521   $4.8611
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.2799    0.2935    0.3086    0.2842    0.2841

 Net realized and unrealized
    gain (loss) on investments  (0.1887)   0.0522    0.0451   (0.0870)   0.4122
                                -------   -------   -------   -------   -------

Total from investment operations 0.0912    0.3457    0.3537    0.1972    0.6963
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income .   (0.2799)  (0.2935)  (0.3086)  (0.2842)  (0.2841)

 From capital gains .........   (0.0000)  (0.0112)  (0.0208)  (0.0012)  (0.0212)
                                -------   -------   -------   -------   -------

Total distributions...........  (0.2799)  (0.3047)  (0.3294)  (0.2854)  (0.3053)
                                -------   -------   -------   -------   -------

Net asset value, end of period  $5.0405   $5.2292   $5.1882   $5.1639   $5.2521
                                =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return..................    1.74%     6.66%     6.85%     3.79%    14.29%

Net assets, end of period
 (in millions)  .............      $6        $5        $4        $4       $3

Ratio of expenses to average
 net assets .................    0.64%     0.79%     0.73%     0.76%     0.71%

Ratio of net investment income
 to average net assets  .....    5.63%     5.65%     5.93%     5.92%     6.22%

Portfolio turnover rate ......   22.81%    47.11%    35.62%    15.81%    18.16%

MONEY MARKET PORTFOLIO

(for a share outstanding throughout each period)

                                      For the fiscal year ended December 31,
                                  --------------------------------------------
                                  1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......    $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                 -------   -------   -------   -------   -------

Net investment income ........    0.0450    0.0492    0.0503    0.0486    0.0542

Less dividends declared ......   (0.0450)  (0.0492)  (0.0503)  (0.0486) (0.0542)
                                 -------   -------   -------   -------   -------

Net asset value, end of period   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                 =======   =======   =======   =======   =======

Ratios/Supplemental Data

Total return .................    4.62%     5.04%     5.13%     5.01%     5.56%

Net assets, end of period
 (in millions)  .............     $64       $54       $43       $37      $37

Ratio of expenses to average
 net assets .................    0.77%     0.68%     0.58%     0.61%     0.62%

Ratio of net investment income
 to average net assets  .....    4.51%     4.90%     5.04%     4.87%     5.42%

SCIENCE AND TECHNOLOGY PORTFOLIO

(for a share outstanding throughout each period)

                                          For the fiscal
                                            year ended       For the
                                           December 31,      period
                                          --------------      ended
                                          1999      1998    12/31/97*

Per-Share Data

Net asset value,
 beginning of period  .......             $8.2750   $5.7726   $5.0000
                                         --------   -------   -------

Income from investment operations:

 Net investment income (loss)             (0.0309)   0.0032    0.0146

 Net realized and unrealized
    gain on investments .....             14.4840    2.6551    0.7971
                                         --------   -------   -------

Total from investment operations          14.4531    2.6583    0.8117
                                         --------   -------   -------

Less distributions:

 From net investment income               (0.0000)  (0.0032)  (0.0146)

 From capital gains .........             (0.3194)  (0.1527)  (0.0245)
                                         --------   -------   -------

Total distributions...........            (0.3194)  (0.1559)  (0.0391)
                                         --------   -------   -------

Net asset value, end of period           $22.4087   $8.2750   $5.7726
                                         ========   =======   =======

Ratios/Supplemental Data

Total return..................            174.66%    46.05%    16.24%

Net assets, end of period
 (in millions)  .............              $253       $35       $10

Ratio of expenses to average
 net assets .................              1.10%     0.92%     0.94%

Ratio of net investment income
 (loss) to average net assets             -0.38%     0.07%     0.64%

Portfolio turnover rate ......             47.36%    64.72%    15.63%

*The Science and Technology Portfolio's inception date is March 13, 1997;
however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering)
through December 31, 1997. Ratios have been annualized.

SMALL CAP PORTFOLIO

(for a share outstanding throughout each period)

                                    For the fiscal year ended December 31,
                                --------------------------------------------
                                1999      1998      1997      1996      1995

Per-Share Data

Net asset value,
 beginning of period  .......   $7.9019   $8.3316   $8.0176   $7.6932   $5.9918
                                -------   -------   -------   -------   -------

Income from investment operations:

 Net investment income  .....    0.0423    0.0798    0.0279    0.0170    0.0900

 Net realized and unrealized
    gain on investments .....    4.0847    0.8255    2.5004    0.6367    1.8470
                                -------   -------   -------   -------   -------

Total from investment operations 4.1270    0.9053    2.5283    0.6537    1.9370
                                -------   -------   -------   -------   -------

Less distributions:

 From net investment income     (0.0421)  (0.0798)  (0.0282)  (0.0170) (0.0900)

 From capital gains .........   (0.3738)  (1.2027)  (2.1861)  (0.3123) (0.1456)

 In excess of realized
    capital gains ...........   (0.0000)  (0.0525)  (0.0000)  (0.0000) (0.0000)
                                -------   -------   -------   -------   -------

Total distributions ..........  (0.4159)  (1.3350)  (2.2143)  (0.3293) (0.2356)
                                -------   -------   -------   -------   -------

Net asset value, end of period $11.6130   $7.9019   $8.3316   $8.0176   $7.6932
                               ========   =======   =======   =======   =======

Ratios/Supplemental Data

Total return..................   52.23%    10.87%    31.53%     8.50%    32.32%

Net assets, end of period
 (in millions)  .............    $318      $181      $148       $97      $56

Ratio of expenses to average
 net assets .................    1.12%     0.97%     0.90%     0.91%     0.96%

Ratio of net investment income
 to average net assets  .....    0.53%     0.94%     0.32%     0.25%     1.77%

Portfolio turnover rate ......  130.99%   177.32%   211.46%   133.77%    43.27%

Information regarding the performance of the Portfolios is contained in the
Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address and phone number shown on the back cover of this Prospectus.

                       THE MANAGEMENT OF THE PORTFOLIOS

PORTFOLIO MANAGEMENT

The Portfolios are managed by the Manager, subject to the authority of the
Fund's Board of Directors. The Manager provides investment advice to each of the
Portfolios and supervises each Portfolio's investments. The Manager and/or its predecessors have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed
Advisors Mutual Funds and W&R Funds, Inc. since their inception. The Manager is located at 6300 Lamar Avenue,
P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Portfolio. Mr. Avery has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. From
March 1995 to March 1998, Mr. Avery was Vice President of, and the Director of
Research for, Waddell & Reed Asset Management Company, a former affiliate of the
Manager. Mr. Avery has served as the portfolio manager for investment companies managed by the Manager since February 1, 1994, has served as the Director of
Research for the Manager since August 1987, and has been an employee of the
Manager since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Portfolio. Mr. Vrabac has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Vice
President of the Fund and Vice President of other investment companies managed by the Manager. From May 1994 to March 1998, Mr. Vrabac was Vice President of,
and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac
has been an employee of the Manager and has served as an investment analyst with the Manager since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the
Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced
Portfolio since July 1994, the Portfolio's inception. She is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is a Vice President
and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of the
Manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by the Manager since January 1993. From February 1983 to
January 1993 Ms. Prince-Fox served as an investment analyst for the Manager and its predecessors.

James C. Cusser is primarily responsible for the management of the Bond
Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since
August 1992. He is Vice President of the Manager, Vice President of the Fund and
Vice President of other investment companies for which the Manager serves as investment manager. Mr. Cusser has been an employee of the Manager and has served as a portfolio manager for investment companies managed by the Manager since August 1992.

James D. Wineland is primarily responsible for the management of the Core Equity
Portfolio. Mr. Wineland has held his Fund responsibilities since July 1, 1997.
He is Vice President of the Manager, Vice President of the Fund and Vice
President of other investment companies for which the Manager serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice
President of, and a portfolio manager for, Waddell & Reed Asset Management
Company. Mr. Wineland has served as a portfolio manager for investment companies managed by the Manager since January 1988 and has been an employee of the
Manager since November 1984.

Philip J. Sanders is primarily responsible for the management of the Growth
Portfolio. Mr. Sanders has held his Fund responsibilities since August 1998. He is Vice President of the Manager and Vice President of the Fund. Mr. Sanders has
been an employee of the Manager since August 1998. Mr. Sanders was formerly Lead
Manager with Tradestreet Investment Associates.

William M. Nelson is primarily responsible for the management of the High Income
Portfolio. Mr. Nelson has held his responsibilities for High Income Portfolio since January 1999. He is Vice President of the Manager and Vice President of
the Fund. Mr. Nelson has been an employee of the Manager since January 1995.
From January 1988 to December 1994, Mr. Nelson was an Investment Manager with
Xerox Credit Corporation.

Thomas A. Mengel is primarily responsible for the management of the
International Portfolio. Mr. Mengel has been an employee of the Manager and has held his responsibilities for International Portfolio since May 1, 1996. He is
Vice President of the Manager, Vice President of the Fund and Vice President of
other investment companies for which the Manager serves as investment manager.
From 1993 to May 1, 1996, Mr. Mengel was the President of Sal. Oppenheim jr. &
Cie. Securities, Inc.

W. Patrick Sterner is primarily responsible for the management of the Limited-
Term Bond Portfolio. Mr. Sterner has held his responsibilities for Limited-Term
Bond Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of another investment company for which the Manager serves as investment manager. From
August 1992 to March 1998, Mr. Sterner was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Sterner has served as a portfolio manager for investment companies managed by the Manager since
September 1992 and has been an employee of the Manager since August 1992.

Mira Stevovich is primarily responsible for the management of the Money Market
Portfolio. Ms. Stevovich has held her responsibilities for Money Market
Portfolio since May 1998. She is Vice President of the Manager, Vice President
and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer
of other investment companies for which the Manager serves as investment manager. Ms. Stevovich has been an employee of the Manager since March 1987.

Henry J. Herrmann is primarily responsible for the management of the Science and
Technology Portfolio. Mr. Herrmann has held his responsibilities for Science and
Technology Portfolio since
April 17, 2000. He is Vice President and Director of the Portfolio and Vice
President and Director of each investment company managed by the Manager. He is
President, Chief Investment Officer, and Director of Waddell & Reed Financial,
Inc.; Vice President, Chief Investment Officer and Director of Waddell & Reed
Financial Services, Inc.; Director of Waddell & Reed, Inc.; and President, Chief
Executive Officer, Chief Investment Officer and Director of the Manager. Mr.
Herrmann has been an employee of the Manager since March 15, 1971.

Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the Small Cap Portfolio. Mr. Seferovich has held his responsibilities for Small Cap Portfolio since the portfolio's inception to
January 1, 1996 and from February 1999 to the present. He is Senior Vice
President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. From
March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Seferovich has served as a portfolio manager for investment companies managed by the Manager, and has been an employee of the Manager, since February 1989.

Mr. Sarris has held his responsibilities since February 1999. He is Vice
President of the Manager and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Sarris has served as an investment analyst with the Manager, and has been an employee of the Manager, since October 1, 1991.

Other members of the Manager's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

MANAGEMENT AND OTHER FEES

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to the Manager for providing investment advice and supervising its investments.

The management fee is payable at the annual rates of:

    for Asset Strategy Portfolio, 0.70% of net assets up to $1 billion, 0.65%
    of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

    for Balanced Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

    for Bond Portfolio, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion;

    for Core Equity Portfolio (formerly, Income Portfolio), 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion,
    0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

    for Growth Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

    for High Income Portfolio, 0.625% of net assets up to $500 million, 0.60%
    of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion;

    for International Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over
    $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion;

    for Limited-Term Bond Portfolio, 0.50% of net assets up to $500 million,
    0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over
    $1.5 billion;

    for Money Market Portfolio, 0.40% of net assets;

    for Science & Technology Portfolio, 0.85% of net assets up to $1 billion,
    0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over
    $3 billion; and

    for Small Cap Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Prior to June 30, 1999, the management fee of each Portfolio was calculated by adding a base fee to a specific fee. It was accrued and paid to the Manager daily. The specific fee was computed on each Portfolio's net asset value
("NAV") as of the close of business each day at the following annual rates:
Money Market Portfolio -- none; Bond Portfolio -- .03 of 1% of net assets;
High Income Portfolio -- .15 of 1% of net assets; Growth Portfolio -- .20 of
1% of net assets; Core Equity Portfolio -- .20 of 1% of net assets;
International Portfolio -- .30 of 1% of net assets; Small Cap Portfolio -- .35 of 1% of net assets; Balanced Portfolio -- .10 of 1% of net assets;
Limited-Term Bond Portfolio -- .05 of 1% of net assets; Asset Strategy
Portfolio -- .30 of 1% of net assets; and Science and Technology Portfolio --
 .20 of 1% of net assets. The base fee was determined on the combined NAVs of all of the Portfolios and then allocated pro rata to the Portfolio based on its relative net assets at the annual rates shown in the following table:

Base Fee Rate

Group Net Asset Level              Annual Base Fee
(all dollars in millions)      Rate for Each Level

From $ 0 to $ 750                   .51 of 1%

From $ 750 to $1,500                .49 of 1%

From $1,500 to $2,250               .47 of 1%

Over $2,250                         .45 of 1%

For the fiscal year ended December 31, 1999, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

                                       Management Fees

Asset Strategy Portfolio                     0.74%

Balanced Portfolio                           0.65%

Bond Portfolio                               0.52%

Core Equity Portfolio                        0.69%

Growth Portfolio                             0.69%

High Income Portfolio                        0.63%

International Portfolio                      0.82%

Limited-Term Bond Portfolio                  0.52%

Money Market Portfolio                       0.44%

Science and Technology Portfolio             0.80%

Small Cap Portfolio                          0.84%

The Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 of the
1940 Act. Under the Plan, each Portfolio may pay monthly a fee to Waddell &
Reed, Inc., an affiliate of the Manager and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of
Policyowner accounts.

Each Portfolio also pays other expenses, which are explained in the SAI.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the
Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company.
No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company.
Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares.
The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

 *  the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings or trading on the NYSE is restricted;

 *  the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable;

 *  the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund; or

 *  applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares.

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of
Policyowners.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

 *  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.

 *  Bonds are generally valued according to prices quoted by an independent pricing service.

 *  Short-term debt securities are valued at amortized cost, which approximates market value.

 *  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of
Directors.

DIVIDENDS AND DISTRIBUTIONS

It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. Dividends from Money Market Portfolio are declared and paid daily in additional full and fractional shares. Dividends from
Asset Strategy Portfolio, Balanced Portfolio, Bond Portfolio, Growth Portfolio,
High Income Portfolio, Core Equity Portfolio, International Portfolio, Limited-
Term Bond Portfolio, Science and Technology Portfolio and Small Cap Portfolio
usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the respective
Portfolio. Short-term capital gains of Money Market Portfolio--it does not anticipate realizing any long-term capital gains--are declared and paid daily in additional full and fractional shares of that Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance
Companies and their separate accounts, no discussion is included here as to the
Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

                     (This Page Intentionally Left Blank)

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue NW
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Our INTERNET address is:
http://www.waddell.com

TABLE OF CONTENTS

An Overview of the Portfolios                              2

The Investment Principles of the Portfolios               25

Financial Highlights                                      32

The Management of the Portfolios                          43

Purchases and Redemptions                                 48

Net Asset Value                                           48

Dividends and Distributions                               49

W&R TARGET FUNDS, INC.

PROSPECTUS

You can get more information about the Portfolios in --

 *  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the
    Prospectus).

 *  the Annual and Semiannual Reports to Shareholders, which detail each
    Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent
Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below.
Copies of the SAI, Annual and/or Semiannual Report may also be requested at
request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference
Room in Washington, D.C. You can find out about the operation of the Public
Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL